Shareholder Report, Holdings (Details)	Jun. 30, 2026
Empower Emerging Markets Equity Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	14.24%
Empower Emerging Markets Equity Fund - Institutional Class | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.69%
Empower Emerging Markets Equity Fund - Institutional Class | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Emerging Markets Equity Fund - Institutional Class | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Empower Emerging Markets Equity Fund - Institutional Class | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.22%
Empower Emerging Markets Equity Fund - Institutional Class | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
Empower Emerging Markets Equity Fund - Institutional Class | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower Emerging Markets Equity Fund - Institutional Class | Samsung Electro-Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
Empower Emerging Markets Equity Fund - Institutional Class | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.71%
Empower Emerging Markets Equity Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.39%
Empower Emerging Markets Equity Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	24.16%
Empower Emerging Markets Equity Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.96%
Empower Emerging Markets Equity Fund - Institutional Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.31%
Empower Emerging Markets Equity Fund - Institutional Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.75%
Empower Emerging Markets Equity Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower Emerging Markets Equity Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Total Investments	16.59%
Empower Emerging Markets Equity Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Total Investments	10.79%
Empower Emerging Markets Equity Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.13%
Empower Emerging Markets Equity Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower Emerging Markets Equity Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	26.67%
Empower Emerging Markets Equity Fund - Institutional Class | Countries Less Then 1 [Member]
Holdings [Line Items]
Percent of Total Investments	9.21%
Empower Emerging Markets Equity Fund - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	14.24%
Empower Emerging Markets Equity Fund - Investor Class | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.69%
Empower Emerging Markets Equity Fund - Investor Class | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Emerging Markets Equity Fund - Investor Class | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Empower Emerging Markets Equity Fund - Investor Class | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.22%
Empower Emerging Markets Equity Fund - Investor Class | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
Empower Emerging Markets Equity Fund - Investor Class | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower Emerging Markets Equity Fund - Investor Class | Samsung Electro-Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
Empower Emerging Markets Equity Fund - Investor Class | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.71%
Empower Emerging Markets Equity Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.39%
Empower Emerging Markets Equity Fund - Investor Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	24.16%
Empower Emerging Markets Equity Fund - Investor Class | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.96%
Empower Emerging Markets Equity Fund - Investor Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.31%
Empower Emerging Markets Equity Fund - Investor Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.75%
Empower Emerging Markets Equity Fund - Investor Class | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower Emerging Markets Equity Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Total Investments	16.59%
Empower Emerging Markets Equity Fund - Investor Class | INDIA
Holdings [Line Items]
Percent of Total Investments	10.79%
Empower Emerging Markets Equity Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.13%
Empower Emerging Markets Equity Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower Emerging Markets Equity Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	26.67%
Empower Emerging Markets Equity Fund - Investor Class | Countries Less Then 1 [Member]
Holdings [Line Items]
Percent of Total Investments	9.21%
Empower International Growth Fund - Institutional Class | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.35%
Empower International Growth Fund - Institutional Class | InterContinental Hotels Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Empower International Growth Fund - Institutional Class | Safran SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.85%
Empower International Growth Fund - Institutional Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower International Growth Fund - Institutional Class | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.75%
Empower International Growth Fund - Institutional Class | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower International Growth Fund - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	5.76%
Empower International Growth Fund - Institutional Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower International Growth Fund - Institutional Class | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.73%
Empower International Growth Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
Empower International Growth Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower International Growth Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower International Growth Fund - Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower International Growth Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.28%
Empower International Growth Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.02%
Empower International Growth Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.62%
Empower International Growth Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.86%
Empower International Growth Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.86%
Empower International Growth Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.28%
Empower International Growth Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	9.76%
Empower International Growth Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.55%
Empower International Growth Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower International Growth Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.06%
Empower International Growth Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower International Growth Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.02%
Empower International Growth Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.21%
Empower International Growth Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.34%
Empower International Growth Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower International Growth Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.43%
Empower International Growth Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	1.30%
Empower International Growth Fund - Institutional Class | Countries Less Then 1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower International Growth Fund - Investor Class | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.35%
Empower International Growth Fund - Investor Class | InterContinental Hotels Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Empower International Growth Fund - Investor Class | Safran SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.85%
Empower International Growth Fund - Investor Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower International Growth Fund - Investor Class | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.75%
Empower International Growth Fund - Investor Class | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower International Growth Fund - Investor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	5.76%
Empower International Growth Fund - Investor Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower International Growth Fund - Investor Class | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.73%
Empower International Growth Fund - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
Empower International Growth Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower International Growth Fund - Investor Class | INDIA
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower International Growth Fund - Investor Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower International Growth Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.28%
Empower International Growth Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.02%
Empower International Growth Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.62%
Empower International Growth Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.86%
Empower International Growth Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.86%
Empower International Growth Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.28%
Empower International Growth Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	9.76%
Empower International Growth Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.55%
Empower International Growth Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower International Growth Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.06%
Empower International Growth Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower International Growth Fund - Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.02%
Empower International Growth Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.21%
Empower International Growth Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.34%
Empower International Growth Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower International Growth Fund - Investor Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.43%
Empower International Growth Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Total Investments	1.30%
Empower International Growth Fund - Investor Class | Countries Less Then 1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower International Index Fund- Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.43%
Empower International Index Fund- Institutional Class | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower International Index Fund- Institutional Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower International Index Fund- Institutional Class | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower International Index Fund- Institutional Class | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.07%
Empower International Index Fund- Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Empower International Index Fund- Institutional Class | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
Empower International Index Fund- Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.77%
Empower International Index Fund- Institutional Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Empower International Index Fund- Institutional Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
Empower International Index Fund- Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower International Index Fund- Institutional Class | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower International Index Fund- Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.92%
Empower International Index Fund- Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.06%
Empower International Index Fund- Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.17%
Empower International Index Fund- Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.83%
Empower International Index Fund- Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.42%
Empower International Index Fund- Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.39%
Empower International Index Fund- Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.43%
Empower International Index Fund- Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.67%
Empower International Index Fund- Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.26%
Empower International Index Fund- Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.24%
Empower International Index Fund- Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower International Index Fund- Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.64%
Empower International Index Fund- Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower International Index Fund- Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	3.10%
Empower International Index Fund- Institutional Class | Countries Less Then 1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.21%
Empower International Index Fund - Investor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.43%
Empower International Index Fund - Investor Class | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower International Index Fund - Investor Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower International Index Fund - Investor Class | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower International Index Fund - Investor Class | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.07%
Empower International Index Fund - Investor Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Empower International Index Fund - Investor Class | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
Empower International Index Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.77%
Empower International Index Fund - Investor Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Empower International Index Fund - Investor Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
Empower International Index Fund - Investor Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower International Index Fund - Investor Class | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower International Index Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.92%
Empower International Index Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.06%
Empower International Index Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.17%
Empower International Index Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.83%
Empower International Index Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.42%
Empower International Index Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.39%
Empower International Index Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.43%
Empower International Index Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.67%
Empower International Index Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.26%
Empower International Index Fund - Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.24%
Empower International Index Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower International Index Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.64%
Empower International Index Fund - Investor Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower International Index Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Total Investments	3.10%
Empower International Index Fund - Investor Class | Countries Less Then 1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.21%
Empower International Value Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.62%
Empower International Value Fund - Institutional Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower International Value Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower International Value Fund - Institutional Class | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower International Value Fund - Institutional Class | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower International Value Fund - Institutional Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%
Empower International Value Fund - Institutional Class | Franco-Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.42%
Empower International Value Fund - Institutional Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.32%
Empower International Value Fund - Institutional Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.27%
Empower International Value Fund - Institutional Class | Legrand SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.27%
Empower International Value Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.52%
Empower International Value Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.34%
Empower International Value Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.64%
Empower International Value Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.93%
Empower International Value Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.58%
Empower International Value Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.65%
Empower International Value Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.51%
Empower International Value Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.94%
Empower International Value Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
Empower International Value Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.37%
Empower International Value Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Total Investments	3.33%
Empower International Value Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.24%
Empower International Value Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
Empower International Value Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower International Value Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.54%
Empower International Value Fund - Institutional Class | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower International Value Fund - Institutional Class | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower International Value Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower International Value Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower International Value Fund - Institutional Class | Countries Less Then 1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%
Empower International Value Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.62%
Empower International Value Fund - Investor Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower International Value Fund - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower International Value Fund - Investor Class | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower International Value Fund - Investor Class | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower International Value Fund - Investor Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%
Empower International Value Fund - Investor Class | Franco-Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.42%
Empower International Value Fund - Investor Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.32%
Empower International Value Fund - Investor Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.27%
Empower International Value Fund - Investor Class | Legrand SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.27%
Empower International Value Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.52%
Empower International Value Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.34%
Empower International Value Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.64%
Empower International Value Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.93%
Empower International Value Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.58%
Empower International Value Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.65%
Empower International Value Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.51%
Empower International Value Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.94%
Empower International Value Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
Empower International Value Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.37%
Empower International Value Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Total Investments	3.33%
Empower International Value Fund - Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.24%
Empower International Value Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
Empower International Value Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower International Value Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.54%
Empower International Value Fund - Investor Class | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower International Value Fund - Investor Class | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower International Value Fund - Investor Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower International Value Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower International Value Fund - Investor Class | Countries Less Then 1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%